Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 2,047	£ 1,299
Share premium	140,890	79,541
Share capital and share premium	£ 142,937	£ 80,840
Ordinary shares of £0.04 each	51,174	32,479